Shareholders' Equity	12 Months Ended
Dec. 31, 2024
Shareholders' Equity [Abstract]
SHAREHOLDERS' EQUITY

NOTE 16 — SHAREHOLDERS’ EQUITY

The shareholders’ equity structures as of December 31, 2024 and 2023 were presented after giving retroactive effect to the reorganization of the Company that was completed on April 12, 2021. Immediately before and after the reorganization, the shareholders of Hongli Shandong controlled Hongli Group or the Company. Therefore, for accounting purposes, the reorganization is accounted for as a transaction of entities under common control.

Ordinary shares

On February 9, 2021, Hongli Cayman was incorporated in the Cayman Islands. Hongli Cayman issued 97 Ordinary Shares at $0.0001 par value per share to Hongli Development Limited (“Hongli Development”) and issued 3 Ordinary Shares at $0.0001 par value per share to Hongli Technology Limited (“Hongli Technology”).

On March 28, 2022, the Company’s shareholders approved an issuance of 17,999,900 new Ordinary Shares at par value $0.0001 per share, among which, 17,459,903 new Ordinary Shares were issued to Hongli Development and 539,997 new Ordinary Shares were issued to Hongli Technology, which share issuances were equivalent to a forward split of the Company’s outstanding Ordinary Shares at an approximate or rounded ratio of 180,000-for-1 share. As a result, the Company had $50,000 divided into 500,000,000 Ordinary Shares with a par value of $0.0001 per share.

On September 13, 2022, the current existing shareholders of the Company surrendered 1,500,000 Ordinary Shares in total, of which Hongli Development Limited surrendered 1,455,000 Ordinary Shares and Hongli Technology Limited surrendered 45,000 Ordinary Shares, respectively. Furthermore, Hongli Development Limited surrendered another 6,500,000 Ordinary Shares on December 1, 2022. As a result, 10,000,000 Ordinary Shares were issued and outstanding as of December 31, 2022, among which, Hongli Development Limited holds 9,505,000 Ordinary Shares and Hongli Technology Limited holds 495,000 Ordinary Shares, respectively. The shares and per share data are presented on a retroactive basis as if the reorganization, share issuance, and share surrender made by the current existing shareholders of the Company had been in existence from the earliest period presented. The Company issued 2,062,500 Ordinary Shares in connection with the initial public offering closed on March 31, 2023. The Company issued 309,375 Ordinary Shares in connection with the underwriter’s exercise of the over-allotment option on May 2, 2023. On November 23, 2023, Hongli Technology Limited surrendered 133,125 ordinary shares to the Company.

Initial Public Offering

On March 31, 2023, the Company closed its Offering of 2,062,500 Ordinary Shares at a public offering price of $4.00 per share for total gross proceeds of $8.25 million before deducting underwriting discounts and offering expenses. Net proceeds of the Company’s Offering were approximately $7.2 million. In addition, the Company granted the underwriters a 45-day option to purchase up to an additional 309,375 Ordinary Shares at the public offering price. On May 2, 2023, the underwriter exercised the over-allotment option in full for total gross proceeds of $1,237,500 before deducting underwriting discounts and commissions. Net proceeds of our over- allotment option were approximately $1.1 million. The Company’s Ordinary Shares began trading on the Nasdaq Capital Market under the symbol “HLP” on March 29, 2023.

Share Based Compensation

On May 7, 2024, the Company issued 1,200,000 shares of its ordinary shares to three employees and officers as part of their 2024 compensation package. The shares were valued at $1.64 per share, based on the closing market price on May 6, 2024. As a result, $1,968,000 was recognized as wages and employment benefits expenses for the year ended December 31, 2024. Additionally, $120 was recorded as common stock and $1,967,880 as additional paid-in capital in the equity section of the consolidated financial statements.

Private Placement

On November 13, 2024, the Company entered into a Securities Purchase Agreement (the “Securities Purchase Agreement”) with certain non-U.S. investors (the “Purchasers”) for a private placement offering, pursuant to which the Company agreed to sell and issue 60,000,000 ordinary shares, par value $0.0001 per share, at a purchase price of $0.55 per share, for an aggregate purchase price of $33,000,000. The transaction closed on December 5, 2024. Upon closing, the Company issued 60,000,000 ordinary shares to the Purchasers and received gross proceeds of RMB239,984,300, equivalent to $33,000,000. The ordinary shares issued in this transaction were offered and sold in reliance on the exemption from registration provided by Rule 903 of Regulation S under the Securities Act of 1933, as amended.